Shareholder Report, Average Annual Return (Details) 190151_Aptus Defined Risk ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	93 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Aptus Defined Risk ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aptus Defined Risk ETF NAV
Average Annual Return, Percent	8.10%	2.61%	5.37%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	2.02%